UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  028-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phil Corbet
Title:     Compliance Officer
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

  /s/  Phil Corbet     Guernsey, Channel Islands     February 02, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $4,981,963 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12890                     Longview Partners LP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101    39350   455962 SH       DEFINED 01             283730        0   172232
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   253866  5235429 SH       DEFINED 01            3287729        0  1947700
AON CORP                       COM              037389103   148829  3234700 SH       DEFINED 01            1993060        0  1241640
BANK OF AMERICA CORPORATION    COM              060505104   181564 13610517 SH       DEFINED 01            8810403        0  4800114
BANK OF NEW YORK MELLON CORP   COM              064058100   240527  7964475 SH       DEFINED 01            5083410        0  2881065
BAXTER INTL INC                COM              071813109   221385  4373473 SH       DEFINED 01            2762919        0  1610554
BMC SOFTWARE INC               COM              055921100   197706  4194009 SH       DEFINED 01            2641762        0  1552247
CA INC                         COM              12673P105   188744  7722747 SH       DEFINED 01            4778669        0  2944078
CISCO SYS INC                  COM              17275R102   228914 11315548 SH       DEFINED 01            7039593        0  4275955
COVIDIEN PLC                   SHS              G2554F105   248321  5438483 SH       DEFINED 01            3434690        0  2003793
CVS CAREMARK CORPORATION       COM              126650100   255271  7341700 SH       DEFINED 01            4587068        0  2754632
FIDELITY NATL INFORMATION SV   COM              31620M106   245439  8960895 SH       DEFINED 01            5544057        0  3416838
FISERV INC                     COM              337738108   259341  4428639 SH       DEFINED 01            2751201        0  1677438
HEWLETT PACKARD CO             COM              428236103   222775  5291569 SH       DEFINED 01            3340729        0  1950840
L-3 COMMUNICATIONS HLDGS INC   COM              502424104   170592  2420093 SH       DEFINED 01            1644843        0   775250
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   262187  2982107 SH       DEFINED 01            1873210        0  1108897
NALCO HOLDING COMPANY          COM              62985Q101   147017  4602914 SH       DEFINED 01            2821806        0  1781108
ORACLE CORP                    COM              68389X105   276379  8830005 SH       DEFINED 01            5437276        0  3392729
PFIZER INC                     COM              717081103   231925 13245303 SH       DEFINED 01            8142958        0  5102345
THERMO FISHER SCIENTIFIC INC   COM              883556102   243463  4397815 SH       DEFINED 01            2793250        0  1604565
TJX COS INC NEW                COM              872540109   210179  4734817 SH       DEFINED 01            2995369        0  1739448
TYCO ELECTRONICS LTD SWITZER   SHS              H8912P106   261238  7379611 SH       DEFINED 01            4610673        0  2768938
YUM BRANDS INC                 COM              988498101   246951  5034676 SH       DEFINED 01            3116078        0  1918598